Segment Information (Total Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 877,933	$ 902,337
Separate account assets	301,598	316,994
Separate account liabilities	301,598	316,994
U.S.
Segment Reporting Information [Line Items]
Total assets	237,858	240,606
Separate account assets	79,540	79,602
Separate account liabilities	79,540	79,602
Asia
Segment Reporting Information [Line Items]
Total assets	113,895	117,894
Separate account assets	8,964	9,078
Separate account liabilities	8,964	9,078
Latin America
Segment Reporting Information [Line Items]
Total assets	64,808	71,928
Separate account assets	46,061	50,301
Separate account liabilities	46,061	50,301
EMEA
Segment Reporting Information [Line Items]
Total assets	26,767	29,217
Separate account assets	3,996	4,070
Separate account liabilities	3,996	4,070
MetLife Holdings
Segment Reporting Information [Line Items]
Total assets	187,677	194,106
Separate account assets	48,590	51,021
Separate account liabilities	48,590	51,021
Brighthouse Financial
Segment Reporting Information [Line Items]
Total assets	226,792	231,568
Separate account assets	114,447	122,922
Separate account liabilities	114,447	122,922
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	20,136	17,018
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0